Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2025 Portfolio℠
March 31, 2025
VIPIFF2025-NPRT1-0525
1.830297.119
Bond Funds - 45.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,661,436	24,644,894
Fidelity International Bond Index Fund (a)	479,481	4,449,587
Fidelity Long-Term Treasury Bond Index Fund (a)	1,548,048	14,737,413
VIP High Income Portfolio - Investor Class (a)	516,685	2,428,418
VIP Investment Grade Bond II Portfolio - Investor Class (a)	4,697,255	44,483,003
TOTAL BOND FUNDS (Cost $95,756,962)		90,743,315

Domestic Equity Funds - 28.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	192,712	10,127,001
VIP Equity Income Portfolio - Investor Class (a)	306,145	8,265,912
VIP Growth & Income Portfolio - Investor Class (a)	377,244	11,321,100
VIP Growth Portfolio - Investor Class (a)	192,834	16,753,377
VIP Mid Cap Portfolio - Investor Class (a)	78,188	2,585,661
VIP Value Portfolio - Investor Class (a)	325,409	5,753,229
VIP Value Strategies Portfolio - Investor Class (a)	205,574	2,849,249
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,375,006)		57,655,529

International Equity Funds - 26.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,428,336	17,397,133
VIP Overseas Portfolio - Investor Class (a)	1,320,809	35,252,384
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,372,310)		52,649,517

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $164,504,278)	201,048,361
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	201,048,362

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	24,443,439	692,672	1,507,357	-	(213,280)	1,229,420	24,644,894	2,661,436
Fidelity International Bond Index Fund	8,054,779	251,896	3,869,845	-	(183,604)	196,361	4,449,587	479,481
Fidelity Long-Term Treasury Bond Index Fund	14,197,565	906,998	930,958	138,237	(63,739)	627,547	14,737,413	1,548,048
VIP Contrafund Portfolio - Investor Class	10,474,182	1,139,542	607,695	324,000	(18,643)	(860,385)	10,127,001	192,712
VIP Emerging Markets Portfolio - Investor Class	18,882,555	256,394	2,937,613	-	384,511	811,286	17,397,133	1,428,336
VIP Equity Income Portfolio - Investor Class	8,546,540	255,702	753,552	63,954	(4,156)	221,378	8,265,912	306,145
VIP Growth & Income Portfolio - Investor Class	11,726,014	500,200	789,465	115,173	(10,531)	(105,118)	11,321,100	377,244
VIP Growth Portfolio - Investor Class	17,358,720	1,716,991	674,537	203,730	(28,613)	(1,619,184)	16,753,377	192,834
VIP High Income Portfolio - Investor Class	2,470,053	53,159	105,795	5,297	(7,398)	18,399	2,428,418	516,685
VIP Investment Grade Bond II Portfolio - Investor Class	41,280,549	4,776,627	2,800,569	9,774	(51,155)	1,277,551	44,483,003	4,697,255
VIP Mid Cap Portfolio - Investor Class	2,690,729	366,336	173,910	120,415	(4,565)	(292,929)	2,585,661	78,188
VIP Overseas Portfolio - Investor Class	34,323,064	1,180,615	2,043,940	389,462	6,075	1,786,570	35,252,384	1,320,809
VIP Value Portfolio - Investor Class	6,005,609	490,319	348,868	226,702	(7,525)	(386,306)	5,753,229	325,409
VIP Value Strategies Portfolio - Investor Class	2,985,092	292,979	141,896	54,281	(4,514)	(282,412)	2,849,249	205,574
	203,438,890	12,880,430	17,686,000	1,651,025	(207,137)	2,622,178	201,048,361

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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